Fair Value Measurements on a Recurring Basis (Details) - Schedule of Changes in the Fair Value of Warrant Liability - USD ($)	3 Months Ended												9 Months Ended		12 Months Ended
	Sep. 30, 2023		Jun. 30, 2023		Mar. 31, 2023		Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2022
Private Placement Warrants [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of Changes in the Fair Value of Warrant Liability [Line Items]
Fair value beginning balance	$ 6,696		$ 14,162		$ 3,780		$ 35,478		$ 44,550		$ 112,063	[1]	$ 175,851		$ 112,063	[1]
Change in valuation inputs or other assumptions	27,054	[2]	(7,466)	[2]	10,382	[2]	(23,328)	[2]	(9,072)	[2]	(67,513)	[2]	(63,788)	[3]	(108,283)	[3]
Fair value ending balance	33,750		6,696		14,162		12,150		35,478		44,550		112,063	[1]	3,780
Public Warrants [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of Changes in the Fair Value of Warrant Liability [Line Items]
Fair value beginning balance	310,000		655,625		175,000		1,642,500		2,062,500		5,188,125	[1]	8,141,250		5,188,125	[1]
Change in valuation inputs or other assumptions	1,252,500	[2]	(345,625)	[2]	480,625	[2]	(1,080,000)	[2]	(420,000)	[2]	(3,125,625)	[2]	(2,953,125)	[3]	(5,013,125)	[3]
Fair value ending balance	1,562,500		310,000		655,625		562,500		1,642,500		2,062,500		5,188,125	[1]	175,000
Warrant Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of Changes in the Fair Value of Warrant Liability [Line Items]
Fair value beginning balance	316,696		669,787		178,780		1,677,978		2,107,050		5,300,188	[1]	8,317,101		5,300,188	[1]
Change in valuation inputs or other assumptions	1,279,554	[2]	(353,091)	[2]	491,007	[2]	(1,103,328)	[2]	(429,072)	[2]	(3,193,138)	[2]	(3,016,913)	[3]	(5,121,408)	[3]
Fair value ending balance	1,596,250		316,696		669,787		574,650		1,677,978		2,107,050		5,300,188	[1]	178,780
FPS Liability [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of Changes in the Fair Value of Warrant Liability [Line Items]
Fair value beginning balance	3,191,371		2,763,872		2,504,214		1,301,570		1,959,196		2,006,525		1,933,236		2,006,525
Change in valuation inputs or other assumptions	16,858,881	[4]	427,499	[4]	259,658	[4]	456,349	[4]	(657,626)	[4]	(47,329)	[4]	73,289	[3]	497,689	[3]
Fair value ending balance	$ 20,050,252		$ 3,191,371		$ 2,763,872		$ 1,757,919		$ 1,301,570		$ 1,959,196		$ 2,006,525		$ 2,504,214

[1]	Due to the use of quoted prices in an inactive market and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $7.1 million during the year ended December 31, 2021.
[2]	Changes in valuation inputs or other assumptions are recognized in Changes in fair value of warrant liability in the unaudited condensed consolidated statements of operations.
[3]	Changes in valuation inputs or other assumptions are recognized in Change in fair value of warrant liability in the consolidated statements of operations.
[4]	Changes in valuation inputs or other assumptions are recognized in Changes in fair value of FPS liability in the unaudited condensed consolidated statements of operations.